Inventory	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory

NOTE 5 – INVENTORY

The components of inventory were as follows as of December 31, 2013 (in thousands):

Raw materials	$13
Finished goods	21

Inventory	$34

The Company did not hold inventory as of December 31, 2012.